Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 6,253	$ 5,944	$ 5,933
Other Comprehensive Income (Loss)
Changes in unrealized gains and losses on securities available-for-sale	178	(858)	(457)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale		(1)
Changes in unrealized gains and losses on derivative hedges	(5)	74	(25)
Foreign currency translation	(2)	(28)	20
Changes in unrealized gains and losses on retirement plans	(41)	(255)	(142)
Reclassification to earnings of realized gains and losses	77	247	393
Income taxes related to other comprehensive income (loss)	(76)	305	88
Total other comprehensive income (loss)	131	(516)	(123)
Comprehensive income	6,384	5,428	5,810
Comprehensive (income) loss attributable to noncontrolling interests	(35)	(56)	(54)
Comprehensive income attributable to U.S. Bancorp	$ 6,349	$ 5,372	$ 5,756